Income Tax - Summary of Unused Loss Carry-forward (Detail) - Dec. 31, 2023 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 2,314,341	$ 75,583
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	206,247	6,736
2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	175,863	5,743
2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	292,946	9,567
2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	329,623	10,765
2028 and thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 1,309,662	$ 42,772